Commitments and contingencies (Details) - Schedule of future aggregate minimum lease payments under non-cancellable operating leases as of December 31, 2021 - Operating lease commitments [Member]
$ in Thousands
Dec. 31, 2021 USD ($)
Commitments and contingencies (Details) - Schedule of future aggregate minimum lease payments under non-cancellable operating leases as of December 31, 2021 [Line Items]
2022	$ 1,080
2023	243
2024	21
2025
2026
Total	$ 1,344